Matthews Emerging Markets Sustainable Future Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 96.1%
	Shares	Value
China/Hong Kong: 38.1%
Meituan Class Bb,c,d	1,077,000	$13,294,590
Full Truck Alliance Co., Ltd. ADR[c]	1,657,847	12,052,548
JD Health International, Inc.[b,c,d]	2,993,750	10,639,005
Hong Kong Exchanges & Clearing, Ltd.	287,100	8,365,598
Legend Biotech Corp. ADR[c]	111,336	6,244,836
Lam Research Corp.	6,331	6,151,010
Contemporary Amperex Technology Co., Ltd. A Shares	224,400	5,838,809
Flat Glass Group Co., Ltd. H Shares	2,378,000	5,788,230
Airtac International Group	148,000	5,131,046
Zhihu, Inc. ADR[c]	5,177,263	3,540,730
Medlive Technology Co., Ltd.[b,d]	2,874,500	2,776,784
Ginlong Technologies Co., Ltd. A Shares	232,700	1,910,694
Silergy Corp.	153,000	1,565,149
Centre Testing International Group Co., Ltd. A Shares	709,000	1,237,295
Innovent Biologics, Inc.[b,c,d]	204,000	984,301
Ginlong Technologies Co., Ltd. A Shares	84,600	691,315
Wuxi Biologics Cayman, Inc.[b,c,d]	348,500	637,533
Total China/Hong Kong		86,849,473

India: 19.6%
Shriram Finance, Ltd.	462,950	13,133,136
Bandhan Bank, Ltd.[b,d]	5,520,805	11,963,317
Indus Towers, Ltd.[c]	2,060,922	7,208,657
Phoenix Mills, Ltd.	160,257	5,347,120
Mahindra & Mahindra, Ltd.	156,610	3,617,904
Inox Wind, Ltd.[c]	415,346	2,601,686
UNO Minda, Ltd.	100,572	828,323
Marico, Ltd.	14,497	86,598
Total India		44,786,741

Taiwan: 10.1%
M31 Technology Corp.	155,501	6,253,844
Elite Material Co., Ltd.	313,000	3,943,793
Andes Technology Corp.	275,000	3,654,353
AURAS Technology Co., Ltd.	130,000	2,679,580
Poya International Co., Ltd.	167,731	2,608,601
AP Memory Technology Corp.	186,000	2,254,659
Sporton International, Inc.	176,270	1,418,761
Formosa Sumco Technology Corp.	39,000	200,613
Total Taiwan		23,014,204

Brazil: 6.3%
B3 SA - Brasil Bolsa Balcao	2,565,200	6,132,461
YDUQS Participacoes SA	1,386,200	5,005,400
NU Holdings, Ltd. Class Ac	268,611	3,204,529
Total Brazil		14,342,390

South Korea: 5.4%
Eugene Technology Co., Ltd.	123,291	3,898,232
Solus Advanced Materials Co., Ltd.	222,213	2,897,649
Advanced Nano Products Co., Ltd.	23,624	2,319,303
Ecopro BM Co., Ltd.[c]	8,699	1,795,545
Samsung SDI Co., Ltd.	3,952	1,401,593
Total South Korea		12,312,322

	Shares	Value

United States: 4.1%
Micron Technology, Inc.	80,084	$9,441,103
Total United States		9,441,103

Saudi Arabia: 3.2%
Saudi Tadawul Group Holding Co.	100,195	7,301,205
Total Saudi Arabia		7,301,205

Poland: 3.0%
InPost SAc	246,113	3,790,540
Jeronimo Martins SGPS SA	148,116	2,938,665
Total Poland		6,729,205

Vietnam: 1.5%
Nam Long Investment Corp.	1,978,039	3,495,555
Total Vietnam		3,495,555

Romania: 1.3%
Banca Transilvania SA	498,798	3,014,618
Total Romania		3,014,618

Jordan: 1.2%
Hikma Pharmaceuticals PLC	111,164	2,689,169
Total Jordan		2,689,169

Turkey: 1.0%
Ford Otomotiv Sanayi AS	66,526	2,379,585
Total Turkey		2,379,585

Chile: 0.5%
Aguas Andinas SA Class A	4,245,623	1,239,319
Total Chile		1,239,319

Bangladesh: 0.5%
BRAC Bank PLC	1,564,449	574,463
GrameenPhone, Ltd.	214,290	460,406
Total Bangladesh		1,034,869

Estonia: 0.3%
Enefit Green AS	164,011	555,602
Total Estonia		555,602

TOTAL COMMON EQUITIES		219,185,360
(Cost $200,439,125)
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Matthews Emerging Markets Sustainable Future Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 4.4%
	Shares	Value
South Korea: 4.4%
Samsung SDI Co., Ltd., Pfd.	50,042	$10,087,100
Total South Korea		10,087,100

TOTAL PREFERRED EQUITIES		10,087,100
(Cost $12,329,856)

Total Investments: 100.5%		229,272,460
(Cost $212,768,981)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.5%)		(1,221,220)
Net Assets: 100.0%		$228,051,240

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $40,295,530, which is 17.67% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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